Fair Value Measurements - Carrying Amounts, Estimated Fair Values and Valuation Input Levels of the Company's Senior Notes, Senior Secured Term Loans and Senior Secured Revolving Credit Facility (Detail) (Successor [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount [Member] | Level 1 [Member] | Equity Method Investment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 3,112	$ 4,492
Carrying Amount [Member] | Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,738	1,314
Liabilities	662	474
Carrying Amount [Member] | Level 2 [Member] | 8.25% Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,100,000	1,500,000
Carrying Amount [Member] | Level 2 [Member] | Senior Secured Term Loan, at Par [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	872,813	982,500
Carrying Amount [Member] | Level 2 [Member] | Senior PIK Toggle Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	550,000
Carrying Amount [Member] | Level 3 [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	13,068
Fair Value [Member] | Level 1 [Member] | Equity Method Investment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	41,879	14,805
Fair Value [Member] | Level 2 [Member] | Foreign Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,738	1,314
Liabilities	662	474
Fair Value [Member] | Level 2 [Member] | 8.25% Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,205,280	1,642,500
Fair Value [Member] | Level 2 [Member] | Senior Secured Term Loan, at Par [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	874,994	987,413
Fair Value [Member] | Level 2 [Member] | Senior PIK Toggle Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	572,000
Fair Value [Member] | Level 3 [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 13,068